Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Designated financial liabilities at fair value through profit or loss [abstract]
Disclosure of financial liabilities designated at fair value

	Mandatorily at fair value		Designated at fair value		Total
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Loans and advances	45,474	42,487	2,198	2,581	47,672	45,068
Debt securities	2,911	2,783	303	182	3,214	2,965
Equity securities	3,400	3,818	—	—	3,400	3,818
Reverse repurchase agreements and other similar secured lending	132,488	141,773	—	—	132,488	141,773
Other financial assets	83	110	—	—	83	110
Financial assets at fair value through the income statement	184,356	190,971	2,501	2,763	186,857	193,734

	2025		2024
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	86,676	101,106	80,218	96,316
Deposits	48,960	51,225	46,383	48,201
Repurchase agreements and other similar secured borrowing	158,452	158,870	155,606	156,180
Other financial liabilities	20	20	17	17
Financial liabilities designated at fair value	294,108	311,221	282,224	300,714